EARNINGS PER SHARE Q	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company calculates basic earnings per share by dividing net income attributable to the Class A common stock holders by the weighted-average number of Class A common stock outstanding during the period. Earnings per share presented for periods prior to the completion of the Reorganization Transactions assume that the post reorganization equity structure of the Company was in place at that time.

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Basic income (loss) per share	$0.10	$(0.37)	$(0.70)	$0.73
Net income (loss) used in the calculation of basic income (loss) per share	$14,500	$(45,370)	$(95,441)	$84,969
Weighted average number of Class A common stock shares for the purposes of basic income (loss) per share	143,103,474	122,305,203	135,525,464	115,768,027
The following table sets forth the computation of diluted earnings per share:

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Diluted income (loss) per share	$0.08	$(0.37)	$(0.76)	$0.65
Net income (loss) used in the calculation of diluted income (loss) per share	$30,691	$(125,596)	$(264,740)	$84,969
Weighted average number of Class A common stock for the purposes of diluted income (loss) per share	371,717,071	338,212,221	349,390,820	129,910,597
In addition, the following potentially dilutive shares were excluded from the diluted earnings per share calculation as they were anti-dilutive for the periods presented.

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Compensatory LP units	—	14,833	—	—
Exchangeable LP units	—	—	—	215,917,746
Compensatory awards	—	10,543,368	18,293,860	—
Exchangeable Notes	30,247,946	13,346,833	30,247,946	13,346,833
Total	30,247,946	23,905,034	48,541,806	229,264,579